Fair Value - Valuation of Earnout Liabilities (Details) $ in Thousands			12 Months Ended
	Oct. 06, 2021 USD ($) $ / shares shares	Sep. 29, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 30, 2021 USD ($) $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities | $						$ 228,100
Change in fair value of earnout liabilities | $			$ (46,015)	$ 0	$ 0
Rover Earnout Shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares issued (in shares)	17,540,964
Earnout liabilities | $	$ 241,100
Earnout shares (in shares)			2,193,000			19,734,183
Rover Earnout Shares | Derivative Instrument, Period, One And Two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities | $	$ 216,300
Rover Earnout Shares | Derivative Instrument, Period, One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout period, stock price trigger (in dollars per share) | $ / shares	$ 12.00					$ 12.00
Earnout shares (in shares)						8,770,748
Rover Earnout Shares | Derivative Instrument, Period, Two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout period, stock price trigger (in dollars per share) | $ / shares	$ 14.00					$ 14.00
Earnout shares (in shares)						8,770,748
Rover Earnout Shares | Derivative Instrument, Period, Three
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities | $	$ 24,800
Earnout period, stock price trigger (in dollars per share) | $ / shares	$ 16.00					$ 16.00
Earnout shares (in shares)	2,192,687					2,192,687
Sponsor Earnout Shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares issued (in shares)		1,969,302
Earnout shares (in shares)			492,000			2,461,627
Sponsor Earnout Shares | Derivative Instrument, Period, One And Two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities | $		$ 26,700
Sponsor Earnout Shares | Derivative Instrument, Period, One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout period, stock price trigger (in dollars per share) | $ / shares		$ 12.00
Earnout shares (in shares)						984,651
Sponsor Earnout Shares | Derivative Instrument, Period, Two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout period, stock price trigger (in dollars per share) | $ / shares		$ 14.00
Earnout shares (in shares)						984,651
Sponsor Earnout Shares | Derivative Instrument, Period, Three
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities | $		$ 6,300
Earnout period, stock price trigger (in dollars per share) | $ / shares		$ 16.00
Earnout shares (in shares)		492,325
Earnout Liabilities | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value of earnout liability | $		$ (33,000)
Stock price (USD per share) | Earnout Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input | $ / shares	12.33	13.59				10.99
Risk-free interest rate | Earnout Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	0.0129	0.0129				0.0100
Expected term (in years) | Earnout Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, earnout period	6 years 9 months 25 days	6 years 9 months 18 days				7 years
Expected volatility | Earnout Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	0.5620	0.5650				0.5720
Dividend yield | Earnout Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	0	0	0			0